OPERATING LEASES	12 Months Ended
Dec. 31, 2017
OPERATING LEASES
OPERATING LEASES

22 OPERATING LEASES

Accounting policy

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards of ownership to the Group. All other leases are classified as operating leases.

Payments under operating leases are expensed in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease.

Future minimum lease payments under non-cancellable operating leases fall due as follows:

	2017	2016
	$ million	$ million
Land and buildings:
Within one year	40	33
After one and within two years	35	27
After two and within three years	27	23
After three and within four years	23	16
After four and within five years	19	13
After five years	56	41
	200	153
Other assets:
Within one year	17	15
After one and within two years	11	11
After two and within three years	5	6
After three and within four years	1	2
	34	34